Consolidated Statements of Comprehensive Loss and Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (304)	$ (1,670)	$ (1,365)	$ (1,418)
Other comprehensive (loss) income:
Unrealized foreign currency translation gain (loss)	(85)	79	96	(82)
Change in unrecognized pension costs			(509)	(1,396)
Total other comprehensive loss, net of tax	(85)	79	(413)	(1,478)
Comprehensive loss	$ (389)	$ (1,591)	$ (1,778)	$ (2,896)